                      FIRST AMERICAN STRATEGY FUNDS, INC.

                          SUPPLEMENT DATED JULY 1, 2005
     TO FIRST AMERICAN LIFECYCLE FUNDS CLASS A, CLASS B, AND CLASS C SHARES
                                   PROSPECTUS
                             DATED JANUARY 31, 2005

Effective July 1, 2005, Technology Fund will no longer be an underlying fund in which Strategy Aggressive Growth Allocation Fund can invest.


Effective July 1, 2005, the "Fees and Expenses" sections that appear on pages 11, 12 and 13 of the Prospectus are replaced with the following:

FUND SUMMARIES

Fees and Expenses
--------------------------------------------------------------------------------
RANGES OF COMBINED DIRECT AND INDIRECT EXPENSE RATIOS
As noted above, in addition to the funds' direct expenses, fund shareholders also indirectly bear their proportionate share of the underlying funds' expenses. The following table lists the ranges of combined direct and indirect expense ratios borne by fund shareholders, taking into account underlying fund expenses indirectly borne by fund shareholders. Ranges are presented because the underlying funds' expense ratios differ from one another, so that the actual combined direct and indirect expense ratios of the funds will depend on the allocation of fund assets among the underlying funds. Information concerning the underlying funds' expense ratios is listed below under "Underlying Fund Expense Ratios." The information below is based on contractual expense limitations for the underlying funds in place through June 30, 2006. These expense limitations may not be terminated prior to that time without the approval of the funds' board of directors.

RANGES OF
COMBINED DIRECT
AND INDIRECT              Strategy                            Strategy
EXPENSE RATIOS          Aggressive          Strategy          Growth &          Strategy
as a percentage             Growth            Growth            Income            Income
of average net          Allocation        Allocation        Allocation        Allocation
assets(1)                     Fund              Fund              Fund              Fund

Class A Shares      0.71% to 1.59%    0.71% to 1.53%    0.78% to 1.46%    0.85% to 1.35%

Class B Shares      1.46% to 2.34%    1.46% to 2.28%    1.53% to 2.21%    1.60% to 2.10%

Class C Shares      1.46% to 2.34%    1.46% to 2.28%    1.53% to 2.21%    1.60% to 2.10%

------------------------
(1) The underlying funds' advisor has contractually agreed to waive fees and reimburse expenses for certain underlying funds through June 30, 2006, so that expense ratios do not exceed the levels set forth in the Underlying Fund Expense Ratios table below. In addition, the funds' advisor has contractually agreed to waive fees and reimburse expenses through June 30, 2006, so that total operating expenses for each fund do not exceed 0.40%, 1.15% and 1.15%, respectively, for Class A, Class B, and Class C shares. If these fee waivers and expense reimbursements were not taken into account, the ranges of combined direct and indirect expense ratios would be 1.35% to 2.14% for Strategy Aggressive Growth Allocation Fund Class A shares, 2.10% to 2.89% for Strategy Aggressive Growth Allocation Fund Class B and Class C shares, 1.33% to 2.07% for Strategy Growth Allocation Fund Class A shares, 2.08% to 2.82% for Strategy Growth Allocation Fund Class B and Class C shares, 1.39% to 2.01% for Strategy Growth & Income Allocation Fund Class A shares, 2.14% to 2.76% for Strategy Growth & Income Allocation Fund Class B and Class C shares, 1.48% to 1.94% for Strategy Income Allocation Fund Class A shares, and 2.23% to 2.69% for Strategy Income Allocation Fund Class B and Class C shares.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. It is based upon the midpoint of the expense ranges set forth above, and assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that each fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your cost would be:

STRATEGY                                CLASS B          CLASS B               CLASS C             CLASS C
AGGRESSIVE                             ASSUMING      ASSUMING NO              ASSUMING         ASSUMING NO
GROWTH                               REDEMPTION       REDEMPTION            REDEMPTION          REDEMPTION
ALLOCATION FUND      CLASS A     AT END OF EACH   AT END OF EACH        AT END OF EACH      AT END OF EACH
                                         PERIOD           PERIOD                PERIOD              PERIOD

  1 year              $   661          $    693          $   193               $   293             $   193
  3 years             $ 1,014          $  1,120          $   720               $   720             $   720
  5 years             $ 1,391          $  1,474          $ 1,274               $ 1,274             $ 1,274
10 years              $ 2,447          $  2,601          $ 2,601               $ 2,786             $ 2,786

STRATEGY GROWTH                         CLASS B          CLASS B               CLASS C             CLASS C
ALLOCATION FUND                        ASSUMING      ASSUMING NO              ASSUMING         ASSUMING NO
                                     REDEMPTION       REDEMPTION            REDEMPTION          REDEMPTION
                                 AT END OF EACH   AT END OF EACH        AT END OF EACH      AT END OF EACH
                     CLASS A             PERIOD           PERIOD                PERIOD              PERIOD

  1 year              $   658          $    690          $   190               $   290             $   190
  3 years             $ 1,003          $  1,109          $   709               $   709             $   709
  5 years             $ 1,371          $  1,454          $ 1,254               $ 1,254             $ 1,254
10 years              $ 2,404          $  2,558          $ 2,558               $ 2,744             $ 2,744

STRATEGY GROWTH &                       CLASS B          CLASS B               CLASS C             CLASS C
INCOME                                 ASSUMING      ASSUMING NO              ASSUMING         ASSUMING NO
ALLOCATION FUND                      REDEMPTION       REDEMPTION            REDEMPTION          REDEMPTION
                                 AT END OF EACH   AT END OF EACH        AT END OF EACH      AT END OF EACH
                     CLASS A             PERIOD           PERIOD                PERIOD              PERIOD

  1 year              $   658          $    690          $   190               $   290             $   190
  3 years             $ 1,003          $  1,108          $   708               $   708             $   708
  5 years             $ 1,371          $  1,454          $ 1,254               $ 1,254             $ 1,254
10 years              $ 2,403          $  2,557          $ 2,557              $ 2,743             $ 2,743

STRATEGY INCOME                         CLASS B          CLASS B               CLASS C             CLASS C
ALLOCATION FUND                        ASSUMING      ASSUMING NO              ASSUMING         ASSUMING NO
                                     REDEMPTION       REDEMPTION            REDEMPTION          REDEMPTION
                                 AT END OF EACH   AT END OF EACH        AT END OF EACH      AT END OF EACH
                     CLASS A             PERIOD           PERIOD                PERIOD              PERIOD

  1 year              $   656          $    688          $   188               $   288             $   188
  3 years             $ 1,003          $  1,108          $   708               $   708             $   708
  5 years             $ 1,373          $  1,455          $ 1,255               $ 1,255             $ 1,255
10 years              $ 2,409          $  2,563          $ 2,563               $ 2,749             $ 2,749


--------------------------------------------------------------------------------
UNDERLYING FUND EXPENSE RATIOS
The table below lists the expense ratios of the underlying funds. Information in the table is for Class Z shares of Prime Obligations Fund and Class Y shares of each other underlying fund, which are the only classes in which the funds will invest. As indicated, the ratios presented for certain funds are based on contractual expense limitations in place through June 30, 2006. These expense limitations may not be terminated prior to that time without the approval of the funds' board of directors. The ratios for all other funds are based on expenses for the funds' most recently completed fiscal year prior to any fee waivers or expense reimbursements.


Underlying Fund                                                          Expense
                                                                           Ratio

Equity Income Fund                                                         0.94%
Equity Index Fund(1)                                                       0.37%
Large Cap Growth Opportunities Fund                                        0.94%
Large Cap Select Fund                                                      0.96%
Large Cap Value Fund                                                       0.94%
Mid Cap Growth Opportunities Fund                                          0.99%
Mid Cap Index Fund(1)                                                      0.50%
Mid Cap Value Fund                                                         1.00%
Small Cap Growth Opportunities Fund                                        1.22%
Small Cap Index Fund(1)                                                    0.58%
Small Cap Select Fund                                                      0.99%
Small Cap Value Fund                                                       1.00%
Real Estate Securities Fund                                                1.01%
Technology Fund                                                            1.03%
International Fund(1)                                                      1.27%
Core Bond Fund(1)                                                          0.70%
High Income Bond Fund(1)                                                   0.85%
Inflation Protected Securities Fund(1)                                     0.60%
Prime Obligations Fund(1)                                                  0.20%

-----------------
(1)Based on contractual expense limitations in place through June 30, 2006. In the absence of these contractual expense limitations, expense ratios for the funds would be higher. Based on the funds' most recently completed fiscal year, the expense ratios for these funds without any fee waivers or expense reimbursements are as follows: Equity Index Fund, 0.54%; Mid Cap Index Fund, 0.55%; Small Cap Growth Opportunities Fund, 1.31%; Small Cap Index Fund, 0.77%; International Fund, 1.29%; Core Bond Fund, 0.80%; High Income Bond Fund, 1.01%; Inflation Protected Securities Fund, 0.85%; and Prime Obligations Fund, 0.25%.

                                  Prospectus -- First American Lyfecycle Funds
                                                Class A, Class B, Class C Shares

                                                                LIFE-- STK - ABC

                       FIRST AMERICAN STRATEGY FUNDS, INC.

                          SUPPLEMENT DATED JULY 1, 2005
              TO FIRST AMERICAN LIFECYCLE FUNDS R SHARES PROSPECTUS
                             DATED JANUARY 31, 2005

Effective July 1, 2005, Technology Fund will no longer be an underlying fund in which Strategy Aggressive Growth Allocation Fund can invest.

Effective July 1, 2005, the "Fees and Expenses" sections that appear on pages 10 and 11of the Prospectus are replaced with the following:

FUND SUMMARIES

Fees and Expenses


RANGES OF COMBINED DIRECT AND INDIRECT EXPENSE RATIOS
As noted above, in addition to the funds' direct expenses, fund shareholders also indirectly bear their proportionate share of the underlying funds' expenses. The following table lists the ranges of combined direct and indirect expense ratios borne by fund shareholders, taking into account underlying fund expenses indirectly borne by fund shareholders. Ranges are presented because the underlying funds' expense ratios differ from one another, so that the actual combined direct and indirect expense ratios of the funds will depend on the allocation of fund assets among the underlying funds. Information concerning the underlying funds' expense ratios is listed below under "Underlying Fund Expense Ratios." The information below is based on contractual expense limitations for the underlying funds in place through June 30, 2006. These expense limitations may not be terminated prior to that time without the approval of the funds' board of directors.

RANGES OF
COMBINED DIRECT
AND INDIRECT
EXPENSE RATIOS           Strategy                            Strategy
as a                   Aggressive          Strategy          Growth &          Strategy
percentage of              Growth            Growth            Income            Income
average net            Allocation        Allocation        Allocation        Allocation
assets(1)                    Fund              Fund              Fund              Fund

                   0.96% to 1.84%     0.96% to 1.78%    1.03% to 1.71%    1.10% to 1.60%

-----------------------
(1)The underlying funds' advisor has contractually agreed to waive fees and reimburse expenses for certain underlying funds through June 30, 2006, so that expense ratios do not exceed the levels set forth in the Underlying Fund Expense Ratios table below. In addition, the funds' advisor has contractually agreed to waive fees and reimburse expenses through June 30, 2006, so that total operating expenses for each fund do not exceed 0.65%. If these fee waivers and expense reimbursements were not taken into account, the ranges of combined direct and indirect expense ratios would be 1.75% to 2.54% for Strategy Aggressive Growth Allocation Fund, 1.73% to 2.47% for Strategy Growth Allocation Fund, 1.79% to 2.41% for Strategy Growth & Income Allocation Fund, and 1.88% to 2.34% for Strategy Income Allocation Fund.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. It is based upon the midpoint of the expense ranges set forth above, and assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that each fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your cost would be:

                                       STRATEGY                 STRATEGY
                                     AGGRESSIVE    STRATEGY     GROWTH &    STRATEGY
                                         GROWTH      GROWTH       INCOME      INCOME
                                     ALLOCATION  ALLOCATION   ALLOCATION  ALLOCATION
                                           FUND        FUND         FUND        FUND

  1 year                               $    142     $   140    $     139    $    138
  3 years                              $    600     $   588    $     588    $    587
  5 years                              $  1,083     $ 1,062    $   1,062    $  1,064
10 years                               $  2,419     $ 2,375    $   2,374    $  2,380



--------------------------------------------------------------------------------
UNDERLYING FUND EXPENSE RATIOS
The table below lists the expense ratios of the underlying funds. Information in the table is for Class Z shares of Prime Obligations Fund and Class Y shares of each other underlying fund, which are the only classes in which the funds will invest. As indicated, the ratios presented for certain funds are based on contractual expense limitations in place through June 30, 2006. These expense limitations may not be terminated prior to that time without the approval of the funds' board of directors. The ratios for all other funds are based on expenses for the funds' most recently completed fiscal year prior to any fee waivers or expense reimbursements.

Underlying Fund                                                          Expense
                                                                           Ratio

Equity Income Fund                                                         0.94%
Equity Index Fund(1)                                                       0.37%
Large Cap Growth Opportunities Fund                                        0.94%
Large Cap Select Fund                                                      0.96%
Large Cap Value Fund                                                       0.94%
Mid Cap Growth Opportunities Fund                                          0.99%
Mid Cap Index Fund(1)                                                      0.50%
Mid Cap Value Fund                                                         1.00%
Small Cap Growth Opportunities Fund                                        1.22%
Small Cap Index Fund(1)                                                    0.58%
Small Cap Select Fund                                                      0.99%
Small Cap Value Fund                                                       1.00%
Real Estate Securities Fund                                                1.01%
Technology Fund                                                            1.03%
International Fund(1)                                                      1.27%
Core Bond Fund(1)                                                          0.70%
High Income Bond Fund(1)                                                   0.85%
Inflation Protected Securities Fund(1)                                     0.60%
Prime Obligations Fund(1)                                                  0.20%

--------------------
(1)Based on contractual expense limitations in place through June 30, 2006. In the absence of these contractual expense limitations, expense ratios for the funds would be higher. Based on the funds' most recently completed fiscal year, the expense ratios for these funds without any fee waivers or expense reimbursements are as follows: Equity Index Fund, 0.54%; Mid Cap Index Fund, 0.55%; Small Cap Growth Opportunities Fund, 1.31%; Small Cap Index Fund, 0.77%; International Fund, 1.29%; Core Bond Fund, 0.80%; High Income Bond Fund, 1.01%; Inflation Protected Securities Fund, 0.85%; and Prime Obligations Fund, 0.25%.

                                    PROSPECTUS -- First American Lifecycle Funds
                                                  Class R Shares

                                                                  LIFE-- STK - R

                       FIRST AMERICAN STRATEGY FUNDS, INC.

                          SUPPLEMENT DATED JULY 1, 2005
           TO FIRST AMERICAN LIFECYCLE FUNDS CLASS Y SHARES PROSPECTUS
                             DATED JANUARY 31, 2005


Effective July 2, 2005, Technology Fund will no longer be an underlying fund in which Strategy Aggressive Growth Allocation Fund can invest.


Effective July 1, 2005, the "Fees and Expenses" sections that appear on pages 10 and 11 of the Prospectus are replaced with the following:

FUND SUMMARIES


Fees and Expenses
RANGES OF COMBINED DIRECT AND INDIRECT EXPENSE RATIOS
As noted above, in addition to the funds' direct expenses, fund shareholders also indirectly bear their proportionate share of the underlying funds' expenses. The following table lists the ranges of combined direct and indirect expense ratios borne by fund shareholders, taking into account underlying fund expenses indirectly borne by fund shareholders. Ranges are presented because the underlying funds' expense ratios differ from one another, so that the actual combined direct and indirect expense ratios of the funds will depend on the allocation of fund assets among the underlying funds. Information concerning the underlying funds' expense ratios is listed below under "Underlying Fund Expense Ratios." The information below is based on contractual expense limitations for the underlying funds in place though June 30, 2006. These expense limitations may not be terminated prior to that time without the approval of the funds' board of directors.

RANGES OF
COMBINED DIRECT
AND INDIRECT
EXPENSE RATIOS           Strategy                            Strategy
as a                   Aggressive          Strategy          Growth &          Strategy
percentage of              Growth            Growth            Income            Income
average net            Allocation        Allocation        Allocation        Allocation
assets(1)                    Fund              Fund              Fund              Fund

                   0 .46% to 1.34%    0.46% to 1.28%    0.53% to 1.21%    0.60% to 1.10%

--------------------
(1)The underlying funds' advisor has contractually agreed to waive fees and reimburse expenses for certain underlying funds through June 30, 2006, so that expense ratios do not exceed the levels set forth in the Underlying Fund Expense Ratios table below. In addition, the funds' advisor has contractually agreed to waive fees and reimburse expenses through June 30, 2006, so that total operating expenses for each fund do not exceed 0.15%. If these fee waivers and expense reimbursements were not taken into account, the ranges of combined direct and indirect expense ratios would be 1.10% to 1.89% for Strategy Aggressive Growth Allocation Fund, 1.08% to 1.82% for Strategy Growth Allocation Fund, 1.14% to 1.76% for Strategy Growth & Income Allocation Fund, and 1.23% to 1.69% for Strategy Income Allocation Fund.

------------
EXAMPLE This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. It is based upon the midpoint of the expense ranges set forth above, and assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that each fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your cost would be:

                                       STRATEGY                 STRATEGY
                                     AGGRESSIVE    STRATEGY     GROWTH &    STRATEGY
                                         GROWTH      GROWTH       INCOME      INCOME
                                     ALLOCATION  ALLOCATION   ALLOCATION  ALLOCATION
                                           FUND        FUND         FUND        FUND

  1 year                               $     92     $    89    $      89    $     87
  3 years                              $    414     $   402    $     402    $    402
  5 years                              $    759     $   738    $     737    $    739
10 years                               $  1,734     $ 1,687    $   1,686    $  1,693



--------------------------------------------------------------------------------
UNDERLYING FUND EXPENSE RATIOS
The table below lists the expense ratios of the underlying funds. Information in the table is for Class Z shares of Prime Obligations Fund and Class Y shares of each other underlying fund, which are the only classes in which the funds will invest. As indicated, the ratios presented for certain funds are based on contractual expense limitations in place through June 30, 2006. These expense limitations may not be terminated prior to that time without the approval of the funds' board of directors. The ratios for all other funds are based on expenses for the funds' most recently completed fiscal year prior to any fee waivers or expense reimbursements.

Underlying Fund                                                          Expense
                                                                           Ratio

Equity Income Fund                                                         0.94%
Equity Index Fund(1)                                                       0.37%
Large Cap Growth Opportunities Fund                                        0.94%
Large Cap Select Fund                                                      0.96%
Large Cap Value Fund                                                       0.94%
Mid Cap Growth Opportunities Fund                                          0.99%
Mid Cap Index Fund(1)                                                      0.50%
Mid Cap Value Fund                                                         1.00%
Small Cap Growth Opportunities Fund                                        1.22%
Small Cap Index Fund(1)                                                    0.58%
Small Cap Select Fund                                                      0.99%
Small Cap Value Fund                                                       1.00%
Real Estate Securities Fund                                                1.01%
Technology Fund                                                            1.03%
International Fund(1)                                                      1.27%
Core Bond Fund(1)                                                          0.70%
High Income Bond Fund(1)                                                   0.85%
Inflation Protected Securities Fund(1)                                     0.60%
Prime Obligations Fund(1)                                                  0.20%

--------------
(1) Based on contractual expense limitations in place through June 30, 2006. In the absence of these contractual expense limitations, expense ratios for the funds would be higher. Based on the funds' most recently completed fiscal year, the expense ratios for these funds without any fee waivers or expense reimbursements are as follows: Equity Index Fund, 0.54%; Mid Cap Index Fund, 0.55%; Small Cap Growth Opportunities Fund, 1.31%; Small Cap Index Fund, 0.77%; International Fund, 1.29%; Core Bond Fund, 0.80%; High Income Bond Fund, 1.01%; Inflation Protected Securities Fund, 0.85%; and Prime Obligations Fund, 0.25%.

                                    PROSPECTUS -- First American Lifecycle Funds
                                                  Class Y Shares

                                                                  LIFE-- STK - Y